Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Economic Interests
Related Party Transaction [Line Items]
Common shareholders' ownership interests	7.67%	7.67%
Voting Power
Related Party Transaction [Line Items]
Common shareholders' ownership interests	31.71%	31.71%
aBitCool Incorporated
Related Party Transaction [Line Items]
Common shareholders' ownership interests	90.14%	90.14%
Bitcool Media
Related Party Transaction [Line Items]
Debt instrument, stated rate	6.00%	6.00%
Interest Income from related party loan	$ 187	¥ 1,211	¥ 956	¥ 861
Loan maturity date	2016	2016